FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost	$ 80	$ 105
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost	80	101
Notes Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost		$ 4